QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

		Shares	Value
97.25%	COMMON STOCKS

7.32%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	1,794	$633,874
	Meta Platforms, Inc.	1,700	957,593
			1,591,467

3.02%	CONSUMER DISCRETIONARY
	Pulte Group, Inc.	4,785	656,550

2.21%	CONSUMER STAPLES
	Monster Beverage Corp.(A)	4,994	480,023

5.52%	ENERGY
	Devon Energy Corp.	9,103	376,136
	Texas Pacific Land Corp.	1,879	822,326
			1,198,462

9.71%	FINANCIALS
	Erie Indemnity Co.	1,385	332,054
	Interactive Brokers Group, Inc.	8,826	768,215
	Jack Henry & Associates, Inc.	3,466	477,407
	S&P 500 Global, Inc.	1,309	533,103
			2,110,779

12.82%	HEALTH CARE
	Chemed Corp.	1,284	598,010
	Johnson & Johnson	2,072	526,226
	Regeneron Pharmaceuticals, Inc.	847	528,138
	United Therapeutics Corp.(A)	1,024	554,834
	Vertex Pharmaceuticals(A)	1,165	578,690
			2,785,898

19.21%	INDUSTRIALS
	Automatic Data Processing, Inc.	1,612	361,007
	EMCOR Group, Inc.	934	775,108

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

		Shares	Value
	Fastenal Co.	23,720	$1,139,272
	GE Vernova LLC	512	601,528
	Graco, Inc.	7,028	531,387
	Snap-on, Inc.		766,170
			4,174,472

27.28%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	2,254	462,115
	Arista Networks, Inc.(A)	3,645	619,213
	F5, Inc.(A)	2,199	914,696
	Intuit, Inc.	897	234,117
	Microsoft Corp.	2,779	1,036,623
	Nvidia Corp.	3,869	774,148
	ServiceNow, Inc.(A)	11,025	1,094,562
	Synopsys, Inc.(A)	1,780	794,005
			5,929,479

4.50%	MATERIALS
	Newmont Goldcorp Corp.	6,112	570,861
	Reliance, Inc.	1,092	407,971
			978,832

5.66%	REAL ESTATE
	Gaming and Leisure Properties, Inc. REIT	12,877	573,413
	Public Storage	2,063	656,674
			1,230,087

97.25%	TOTAL COMMON STOCKS		21,136,049
	(Cost: $18,360,271)

0.00%	WARRANTS
	Abiomed, Inc. - CVR(A)(C)	1,065	—

0.00%	TOTAL WARRANTS		—
	(Cost: $ - )

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

0.01%	OPTIONS PURCHASED(A)(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.01%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	75	$5,600,775	$670.00	07/17/2026	$2,625
	SPDR S&P 500 ETF Trust	75	5,600,775	715.00	06/30/2026	75
	TOTAL PUT OPTIONS					2,700
	(Cost: $39,003)

0.01%	TOTAL OPTIONS PURCHASED					$2,700
	(Cost: $39,003)

97.26%	TOTAL INVESTMENTS					21,138,749
	(Cost: $18,399,274)
2.74%	Other assets, net of liabilities					595,712
100.00%	NET ASSETS					$21,734,461

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C)The warrant is a level 3 security. The security is valued at $ -(0.00% of net assets).

REIT - Real Estate Investment Trust

CVR - Contingent Value Rights

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Options WrittenJune 30, 2026 (unaudited)

(0.11%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.10%)	CALL OPTIONS
	Adobe, Inc.	8	$(164,016)	$260.00	07/17/2026	$(128)
	Alphabet, Inc. Class C	5	(176,665)	395.00	07/17/2026	(325)
	Arista Networks, Inc.	11	(186,868)	180.00	07/17/2026	(4,510)
	Devon Energy Corp.	90	(371,880)	47.50	07/17/2026	(900)
	EMCOR Group, Inc.	3	(248,964)	920.00	07/17/2026	(1,508)
	F5, Inc.	7	(291,172)	420.00	07/17/2026	(11,550)
	Meta Platforms, Inc.	6	(337,974)	770.00	07/17/2026	(90)
	Microsoft Corp.	9	(335,718)	460.00	07/17/2026	(225)
	Nvidia Corp.	12	(240,108)	245.00	07/17/2026	(132)
	Public Storage	5	(159,155)	330.00	07/17/2026	(1,375)
	Reliance, Inc.	7	(261,520)	400.00	07/17/2026	(1,330)
	Reliance, Inc.	3	(112,080)	410.00	07/17/2026	(525)
	TOTAL CALL OPTIONS					(22,598)
	(Premiums Received: $36,280)

(0.01%)	PUT OPTIONS
	SPDR S&P 500 ETF Trust	75	(5,600,775)	690.00	06/30/2026	(75)
	SPDR S&P 500 ETF Trust	75	(5,600,775)	650.00	07/17/2026	(1,800)
	TOTAL PUT OPTIONS					(1,875)
	(Premiums Received: $21,747)

(0.11%)	TOTAL OPTIONS WRITTEN					$(24,473)
	(Premiums Received: $58,027)

(A)Non-income producing.

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Options Written - continuedJune 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs		Total
Assets
Common Stocks	$21,136,049	$—	$—		$21,136,049
Warrants	—	—	—	*	—
Options Purchased	2,700.00	—	—		2,700.00
	$21,138,749	$—	$—		$21,138,749
Liabilities
Options Written	$(24,473)	$—	$—		$(24,473)

*The level 3 security has no value.

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $18,341,247, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,473,327
Gross unrealized depreciation	(1,700,299)
Net unrealized appreciation (depreciation)	$2,773,028